Summary of Significant Accounting Policies - Accounting policies (Details) - AV Homes Inc [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenues	$ 197,177	$ 205,739	$ 552,745	$ 562,481
Home building
Revenues	192,851	$ 201,724	536,652	$ 547,268
Home building | Accounting Standards Update 2014-09 [Member]
Revenues	$ 800		$ 9,500